DEAN WITTER HEALTH SCIENCES TRUST     Two World Trade Center,
New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1997

DEAR SHAREHOLDER:

The six-month period ended January 31, 1997, was volatile for small-cap healthcare stocks. Beginning in the summer months, these issues began losing ground, in line with the pullback experienced by the entire over-the-counter market. Since then, we have seen little expansion in price-to-earnings multiples for small-cap names throughout the healthcare industry. The only strong performers were large-cap pharmaceuticals, of which Dean Witter Health Sciences Trust has little exposure. We remain focused on small- to mid-cap NASDAQ names because we believe that in an economic environment characterized by benign interest rates and moderate growth, the small-cap group is positioned to outperform larger-cap stocks. During the period under review, biotechnology, medical suppliers, devices manufacturers and home care providers performed moderately, while generic drugs, nursing homes and HMOs delivered poor returns.

Although these past six months have been disappointing, the fundamentals of the healthcare industry remain sound. The FDA has adopted an accelerated approval process that should continue to benefit the biotech companies. The introduction of promising drugs such as protease inhibitors and anti-obesity remedies have revived positive investor sentiment. The aging population has increased the demand for companies that offer a more complete range of value-added products and technology services that allow clinicians to improve the cost and quality of healthcare.

PERFORMANCE AND PORTFOLIO STRATEGY

In this environment, Dean Witter Health Sciences Trust produced a total return of 11.90 percent for the six-month period ended January 31, 1997, compared to
24.16 for the broad-based Standard & Poor's 500 Composite Stock Index (S&P 500). During the period under review, the Fund remained well diversified among different sectors within the healthcare industry. On January 31, 1997, pharmaceuticals made up 23.3 percent of the Fund's portfolio, biotechnology made up 20.9 percent, and medical products and supplies made up 19.2 percent. The Fund's five largest

DEAN WITTER HEALTH SCIENCES TRUST
holdings on January 31, 1997, were Agouron Pharmaceutical, Inc.,
Dura-Pharmaceuticals, Inc., Medicis Pharmaceutical Corp., Guilford Pharmaceuticals, Inc. and Quintiles Transnational Corp. At the end of the period under review, the Fund's net assets totaled $492 million.

LOOKING AHEAD

Going forward, we believe that the small- and mid-cap names in healthcare that the Fund focuses on are positioned to outperform their large-cap counterparts and that the fundamentals of the healthcare industry overall bode well for the future performance of the Fund.

We appreciate your support of Dean Witter Health Sciences Trust and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited)

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              COMMON STOCKS (99.4%)
              Agriculture Related (0.3%)
  40,000      Delta & Pine Land Co. .......    $  1,495,000
                                               ------------

              Biotechnology (20.9%)
 100,000      Affymetrix, Inc.*............       2,900,000
 170,000      Agouron Pharmaceutical,
               Inc.*.......................      14,577,500
  30,000      Aksys Ltd.*..................         375,000
 150,000      Alexion Pharmaceuticals,
               Inc.*.......................       1,818,750
 250,000      Alkermes, Inc.*..............       5,718,750
  30,000      Allelix Biopharmaceuticals,
               Inc.* (Canada)..............         342,832
 140,000      Biochem Pharma, Inc.*........       7,857,500
  60,000      Biofield Corp.*..............         682,500
 220,000      Biomira, Inc.* (Canada)......       1,141,596
  70,000      Cambridge Heart, Inc. .......         866,250
 100,000      Cardiothoracic Systems,
               Inc. .......................       2,500,000
  80,000      Cardiovascular Dynamics,
               Inc.*.......................         790,000
 170,000      Cell Genesys, Inc.*..........       1,253,750
 140,000      Centocor, Inc.*..............       5,337,500
 150,000      Cephalon Inc.*...............       3,881,250
 100,000      Cytotherapeutics, Inc.*......         987,500
  50,100      Cytyc Corp. .................       1,239,975
  50,000      ESC Medical Systems Ltd.*
               (Israel)....................       1,625,000
 170,000      Genzyme Corp. General
               Division*...................       4,738,750
 185,000      Gilead Sciences, Inc.*.......       6,035,625
 120,000      Gliatech, Inc.*..............       1,275,000
 232,000      IDEC Pharmaceuticals
               Corp.*......................       5,365,000
  75,000      Immune Response Corp. .......         609,375
 130,000      Lifecore Biomedical, Inc.*...       2,340,000
 130,000      Ligand Pharmaceuticals, Inc.
               (Class B)...................       1,803,750
  60,000      Liposome Co., Inc.*..........       1,372,500
 150,000      Matritech, Inc.*.............       1,181,250
  90,000      Maxim Pharmaceuticals,
               Inc. .......................         686,250
  60,000      Medimmune, Inc.*.............         952,500
 100,000      Neurogen Corp.*..............       1,950,000
  90,000      Norland Medical Systems,
               Inc. .......................         607,500
  60,000      OEC Medical Systems, Inc.*...       1,035,000
  80,000      Pharmacopeia, Inc. ..........       1,560,000
 120,000      Protein Design Labs, Inc.*...       4,110,000
 200,000      Scios, Inc.*.................       1,187,500
 140,000      Sepracor Inc. ...............       3,692,500
 150,000      Vertex Pharmaceuticals,
               Inc.*.......................       7,350,000
 110,000      Virus Research Institute,
               Inc. .......................         742,500
  60,000      Visible Genetics Inc.
               (Canada)....................         465,000
                                               ------------
                                                102,955,653
                                               ------------

NUMBER OF
 SHARES                                           VALUE
              Business Services (0.3%)
  50,000      Cognizant Corp.*.............    $  1,606,250
                                               ------------

              Chemicals (0.2%)
  40,000      Fresenius Medical Care AG
               (ADR) (Germany).............       1,190,000
                                               ------------

              Commercial Services (4.9%)
 127,500      ABR Information Services,
               Inc.*.......................       5,578,125
  33,000      Advanced Health Corp. .......         379,500
  20,000      American Medical Response,
               Inc. .......................         795,000
  40,000      Complete Management, Inc. ...         515,000
 150,000      Equity Corporation
               International*..............       2,943,750
  60,000      Interim Services, Inc.*......       2,175,000
 100,000      Medquist, Inc.*..............       2,475,000
  30,000      Pharmaceutical Product
               Development, Inc. ..........         855,000
  70,000      Physician Support Systems,
               Inc. .......................       1,225,000
  97,000      RTW, Inc.*...................       1,200,375
 156,250      Stewart Enterprises, Inc.
               (Class A)...................       5,507,812
  40,000      Urocor, Inc.*................         410,000
  20,000      Walsh International Inc.*....         157,500
                                               ------------
                                                 24,217,062
                                               ------------
              Computer Software (2.7%)
  80,000      Apache Medical Systems,
               Inc.........................         450,000
  20,000      HCIA, Inc.*..................         765,000
 130,000      Healthdyne Information
               Enterprises, Inc. ..........         771,875
 120,000      MDL Information Systems,
               Inc.*.......................       2,640,000
 180,000      Medic Computer Systems,
               Inc.*.......................       6,975,000
  60,000      QuadraMed Corp. .............         697,500
  60,000      Tripos, Inc. ................       1,140,000
                                               ------------
                                                 13,439,375
                                               ------------
              Computer Software &
               Services (0.5%)
  30,000      Health Systems Design
               Corp. ......................         255,000
  50,000      ImageMatrix Corp.
               (Units)+*...................         153,125
  40,000      Lanvision Systems, Inc.*.....         285,000
 100,000      Sunquest Information Systems,
               Inc.*.......................       1,575,000
                                               ------------
                                                  2,268,125
                                               ------------
              Drugs (4.9%)
  30,000      Atrix Laboratories, Inc. ....         375,000
 100,000      Columbia Laboratories,
               Inc. .......................       1,487,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
 280,000      Dura-Pharmaceuticals,
               Inc.*.......................    $ 11,760,000
 110,000      Elan Corp. PLC (ADR)*
               (Ireland)...................       4,235,000
 100,000      Labopharm Inc.* (Canada).....         489,760
 160,000      Nexstar Pharmaceuticals,
               Inc.*.......................       2,400,000
  20,000      Scherer (R.P.) Corp.*........       1,132,500
  40,000      Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)....................       2,180,000
                                               ------------
                                                 24,059,760
                                               ------------
              Electronics (0.2%)
  42,436      Del Global Technologies
               Corp.*......................         381,924
  40,000      Galileo Corp. ...............         740,000
                                               ------------
                                                  1,121,924
                                               ------------

              Finance (0.1%)
  45,000      HealthCare Financial
               Partners, Inc. .............         697,500
                                               ------------

              Health Equipment &
               Services (3.5%)
  70,000      ADAC Laboratories............       1,732,500
  30,000      Matria Healthcare, Inc.*.....         150,000
 197,400      Renal Treatment Centers,
               Inc. .......................       5,551,875
 270,000      RoTech Medical Corp.*........       4,657,500
  60,000      Sybron International
               Corp.*......................       1,852,500
 100,000      Vivra, Inc.*.................       3,050,000
                                               ------------
                                                 16,994,375
                                               ------------
              Healthcare (0.5%)
 100,000      Allegiance Corp. ............       2,562,500
                                               ------------

              Healthcare - Diversified (2.3%)
  30,000      Foundation Health Corp. .....         997,500
 110,000      Healthsouth Corp.*...........       4,798,750
 100,000      Mentor Corp. ................       2,812,500
 100,000      Universal Health Services,
               Inc. (Class B)*.............       2,900,000
                                               ------------
                                                 11,508,750
                                               ------------
              Healthcare - Miscellaneous
               (0.4%)
  15,000      Cornell Corrections, Inc. ...         161,250
  70,000      MedPartners, Inc. ...........       1,303,750
  20,500      Trigon Healthcare, Inc. .....         363,875
                                               ------------
                                                  1,828,875
                                               ------------
              Hospital Management (4.7%)
 180,750      American HomePatient,
               Inc.*.......................       4,247,625
 100,000      Enterprise Systems, Inc.*....       2,075,000
 150,000      FPA Medical Management,
               Inc. .......................       3,693,750
  50,000      Harborside Healthcare
               Corp. ......................         612,500
  50,000      Impath, Inc.*................         875,000

NUMBER OF
 SHARES                                           VALUE
 195,000      PhyCor, Inc.*................    $  6,825,000
  35,000      Pro-Dex, Inc.*...............          72,187
  75,000      Renal Care Group, Inc.*......       2,700,000
  50,000      Sterling House Corp. ........         475,000
  48,600      Total Renal Care Holdings,
               Inc.*.......................       1,779,975
                                               ------------
                                                 23,356,037
                                               ------------
              Hospital Management & Health
               Maintenance
               Organizations (1.0%)
 120,000      Collaborative Clinical
               Research, Inc.*.............       1,200,000
  74,400      NCS Healthcare, Inc. (Class
               A)..........................       2,511,000
 120,000      Raytel Medical Corp. ........       1,200,000
                                               ------------
                                                  4,911,000
                                               ------------
              Hospital Supply (0.2%)
 120,000      Boston Biomedica, Inc. ......         960,000
                                               ------------

              Life Insurance (0.7%)
  50,000      CRA Managed Care, Inc. ......       2,425,000
  70,000      Provident American Corp. ....         910,000
                                               ------------
                                                  3,335,000
                                               ------------

              Manufacturing (0.9%)
  35,000      Axogen Ltd. (Units)+.........         962,500
  67,500      Memtec Ltd. (ADR)
               (Australia).................       1,957,500
  45,000      Waters Corp.*................       1,333,125
                                               ------------
                                                  4,253,125
                                               ------------
              Medical Equipment (1.7%)
  50,000      AccuMed International,
               Inc. .......................         165,625
  50,000      Applied Imaging Corp. .......         362,500
  10,000      Biopsys Medical, Inc. .......         267,500
  80,000      Endovascular Technologies,
               Inc. .......................         930,000
 110,000      Steris Corp.*................       3,245,000
  30,000      Stryker Corp. ...............         870,000
  90,000      Thermo Cardiosystems,
               Inc.*.......................       2,306,250
                                               ------------
                                                  8,146,875
                                               ------------
              Medical Products &
               Supplies (19.2%)
 165,000      Angeion Corp.*...............         804,375
  80,000      Aradigm Corp.*...............         700,000
  70,000      ArQule, Inc. ................       1,487,500
  60,000      Avecor Cardiovascular,
               Inc. .......................         705,000
  75,000      Biosource International,
               Inc.*.......................         553,125
  70,000      Calypte Biomedical Corp.*....         472,500
 192,600      Capstone Pharmacy Services,
               Inc.*.......................       2,214,900
 145,500      ClinTrials Research Inc.*....       4,292,250

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
  82,500      Conmed Corp.*................    $  1,598,437
 200,000      Cryolife, Inc.*..............       2,075,000
  30,000      Dentsply International,
               Inc. .......................       1,492,500
 100,000      EP MedSystems, Inc. .........         350,000
 110,000      Hanger Orthopedic Group,
               Inc.*.......................         673,750
  50,000      Heartport, Inc.*.............       1,575,000
 100,000      I-STAT Corp.*................       2,725,000
 130,000      IDEXX Laboratories, Inc.*....       4,225,000
  75,000      Imagyn Medical, Inc.*........         684,375
 120,000      Immunomedics, Inc.*..........         712,500
 150,000      Innerdyne, Inc.*.............         562,500
 110,000      Invacare Corp. ..............       2,915,000
 110,000      IRIDEX Corp.*................         770,000
  75,000      Kensey Nash Corp. ...........         900,000
 120,000      Kinetic Concepts, Inc. ......       1,470,000
  80,000      Laser Industries, Ltd.*
               (Israel)....................         850,000
  81,000      Life Medical Sciences,
               Inc.*.......................         425,250
 100,000      Lincare Holdings, Inc.*......       3,762,500
 170,000      Med-Design Corp. ............       1,147,500
 120,000      Minimed Inc. ................       3,990,000
  20,000      Minntech Corp. ..............         210,000
  40,000      NewVision Technology, Inc.
               (Units)+*...................         235,000
 100,000      Novoste Corp. ...............       1,675,000
 220,000      Omnicare, Inc. ..............       6,077,500
 100,000      Oncogene Science, Inc. ......         750,000
 150,000      PLC Systems, Inc.*
               (Canada)....................       3,712,500
 120,000      Possis Medical, Inc.*........       2,235,000
 100,000      ResMed, Inc. ................       2,175,000
 170,000      Sano Corp.*..................       2,210,000
 110,000      Serologicals Corp.*..........       3,245,000
 160,000      Staar Surgical Co.*..........       2,140,000
  30,000      Sterile Recoveries, Inc. ....         502,500
  90,000      Target Therapeutics, Inc.*...       6,266,250
  40,000      Thoratec Laboratories
               Corp.*......................         400,000
 110,000      United States Surgical
               Corp. ......................       4,413,750
 100,000      Urologix, Inc. ..............       1,725,000
  90,000      Ventana Medical Systems,
               Inc.*.......................       1,215,000
  70,000      VISX, Inc.*..................       1,505,000
 160,000      Vivus, Inc.*.................       9,700,000
                                               ------------
                                                 94,526,462
                                               ------------
              Medical Services (4.3%)
  40,000      Alternative Living Services,
               Inc. .......................         525,000
  40,000      Atria Communities, Inc. .....         480,000
  15,000      Kapson Senior Quarters
               Corp. ......................         144,375
  65,200      Medical Alliance, Inc. ......         912,800
 110,000      Medical Resources, Inc.*.....       1,182,500
 230,000      NABI, Inc.*..................       2,501,250

NUMBER OF
 SHARES                                           VALUE
  30,000      Oxford Health Plans, Inc.*...    $  1,631,250
  40,000      Patient Infosystems, Inc. ...         325,000
  20,000      Phoenix International Life
               Sciences, Inc.* (Canada)....         153,606
 115,000      Prime Medical Services,
               Inc.*.......................       1,322,500
 120,000      Quintiles Transnational
               Corp.*......................       8,940,000
 103,000      Transkaryotic Therapies,
               Inc. .......................       2,034,250
  80,000      Zoll Medical Corp.*..........         790,000
                                               ------------
                                                 20,942,531
                                               ------------
              Personal Products (0.2%)
  50,000      National Dentex Corp.*.......         862,500
                                               ------------

              Pharmaceuticals (23.3%)
 100,000      Algos Pharmaceutical
               Corp. ......................       1,350,000
 160,000      Alliance Pharmaceutical
               Corp.*......................       2,000,000
 100,000      Amrion, Inc.*................       1,812,500
  80,000      Andrx Corp. .................       1,500,000
 100,000      Aronex Pharmaceuticals,
               Inc.*.......................         787,500
  50,000      Autoimmune, Inc.*............         831,250
  60,000      Biotransplant, Inc.*.........         435,000
 228,968      Biovail Corporation
               International*..............       6,611,451
 167,500      Bone Care International,
               Inc.*.......................       1,298,125
  50,000      Cadus Pharmaceutical
               Corp. ......................         693,750
 100,000      Cambridge Neuroscience,
               Inc. .......................       1,187,500
 100,000      Collagenex Pharmaceuticals,
               Inc. .......................         925,000
  50,000      Coulter Pharmaceutical,
               Inc. .......................         600,000
 180,000      Curative Health Services,
               Inc.*.......................       5,827,500
 100,000      Cygnus, Inc.*................       1,450,000
 200,000      Cypros Pharmaceutical
               Corp.*......................       1,075,000
 150,000      DUSA Pharmaceuticals,
               Inc. .......................       1,143,750
 150,000      Emisphere Technologies,
               Inc. .......................       3,487,500
 130,000      Ergo Science Corp.*..........       1,820,000
  30,000      Flamel Technologies (ADR)*
               (France)....................         225,000
  70,000      Geltex Pharmaceuticals,
               Inc. .......................       1,697,500
  80,000      Genset (ADR)* (France).......       1,130,000
 397,500      Guilford Pharmaceuticals,
               Inc.*.......................       9,738,750
  50,000      Hyal Pharmaceutical Corp.
               (Canada)....................         194,791
 120,000      ICOS Corp.*..................         960,000
 200,000      Imclone Systems, Inc.*.......       1,575,000
 120,000      Incyte Pharmaceuticals,
               Inc.*.......................       7,920,000
  80,000      Intercardia, Inc.*...........       1,240,000
 200,000      Interferon Sciences, Inc.*...         518,750
 185,100      Interneuron Pharmaceuticals,
               Inc.*.......................       5,460,450
  97,500      Jones Medical Industries,
               Inc. .......................       3,692,813
 200,000      Medarex, Inc.*...............       1,775,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
 160,000      Medicis Pharmaceutical Corp.
               (Class A)*..................    $ 10,040,000
  50,000      Microcide Pharmaceuticals,
               Inc.*.......................         593,750
  20,000      Millennium Pharmaceuticals,
               Inc.*.......................         387,500
  50,000      Neose Technologies, Inc. ....         900,000
 110,000      Neurocrine Bioscience,
               Inc. .......................       1,003,750
 220,000      North American Vaccine,
               Inc.*.......................       5,390,000
  85,000      NPS Pharmaceuticals, Inc.*...         956,250
 100,000      Onyx Pharmaceuticals,
               Inc. .......................       1,000,000
 130,000      Orphan Medical, Inc.*........         991,250
 100,000      Parexel International
               Corp. ......................       5,825,000
 150,000      Pathogenesis Corp. ..........       4,537,500
  45,000      Pharmacyclics, Inc.*.........         860,625
  75,000      Ribozyme Pharmaceuticals,
               Inc.*.......................         890,625
 180,000      Sangstat Medical Corp.*......       5,512,500
 100,000      Sequus Pharmaceuticals,
               Inc. .......................       1,337,500
 100,000      Sonus Pharmaceuticals,
               Inc. .......................       2,725,000
  12,500      SuperGen, Inc.*..............         156,250
 100,000      Zila, Inc.*..................         806,250
                                               ------------
                                                114,877,630
                                               ------------
              Retail - Specialty (1.5%)
 110,000      Cole National Corp.*.........       3,135,000
 125,000      Rexall Sundown, Inc.*........       3,968,750
                                               ------------
                                                  7,103,750
                                               ------------

              TOTAL COMMON STOCKS
              (Identified Cost
              $346,332,483)................     489,220,059
                                               ------------
              WARRANTS (0.0%)
              Medical Products & Supplies (0.0%)
  70,000      ATS Medical, Inc.
               (due 03/02/97)*.............          21,875
                                               ------------
              Pharmaceuticals (0.0%)
  30,000      SuperGen, Inc.
               (due 03/12/01)*.............         163,125
                                               ------------

              TOTAL WARRANTS
              (Identified Cost $43,448)....         185,000
                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------
              SHORT-TERM INVESTMENT (1.0%)
              REPURCHASE AGREEMENT
 $ 4,875      The Bank of New York 5.25%
               due 02/03/97 (dated
               01/31/97; proceeds
               $4,876,953; collateralized
               by $4,611,138 FNMA 6.25% due
               11/10/99 valued at
               $4,664,958 and $440,265 U.S.
               Treasury Strip 0.00% due
               11/15/02 valued at $307,358)
               (Identified Cost
               $4,874,820).................    $  4,874,820
                                               ------------
TOTAL INVESTMENTS
(Identified Cost $351,250,751)
(a)................................  100.4%     494,279,879

LIABILITIES)IN EXCESS OF
OTHER ASSETS.......................    (0.4)     (1,909,875)
                                       ----      ----------
NET ASSETS.........................  100.0%    $492,370,004
                                       ====      ==========

---------------------

ADR    American Depository Receipt.
 *     Non-income producing security.
 +     Consists of more than one class of securities
       traded together as a unit; stocks with attached
       warrants.
(a)    The aggregate cost for federal income tax
       purposes approximates identified cost. The
       aggregate gross unrealized appreciation is
       $164,106,142 and the aggregate gross unrealized
       depreciation is $21,077,014, resulting in net
       unrealized appreciation of $143,029,128.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value (identified cost $351,250,751)....    $494,279,879
Receivable for:
    Investments sold..................................................       5,273,061
    Shares of beneficial interest sold................................       1,008,320
Deferred organizational expenses......................................          24,012
Prepaid expenses......................................................         129,996
                                                                            ----------

    TOTAL ASSETS......................................................     500,715,268
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       6,634,899
    Shares of beneficial interest repurchased.........................         767,562
    Plan of distribution fee..........................................         408,198
    Investment advisory fee...........................................         408,198
Accrued expenses......................................................         126,407
                                                                          ------------

    TOTAL LIABILITIES.................................................       8,345,264
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     363,100,261
Net unrealized appreciation...........................................     143,029,128
Accumulated net investment loss.......................................      (5,058,494)
Accumulated net realized loss.........................................      (8,700,891)
                                                                          ------------

    NET ASSETS........................................................    $492,370,004
                                                                          ============

NET ASSET VALUE PER SHARE,
 31,334,590 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................          $15.71
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

STATEMENT OF OPERATIONS
For the six months ended January 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest...............................................................    $   206,421
Dividends (net of $2,467 foreign withholding tax)......................        104,859
                                                                             ---------

    TOTAL INCOME.......................................................        311,280
                                                                             ---------

EXPENSES
Plan of distribution fee...............................................      2,406,821
Investment advisory fee................................................      2,406,219
Transfer agent fees and expenses.......................................        347,086
Registration fees......................................................         57,367
Shareholder reports and notices........................................         33,577
Custodian fees.........................................................         29,406
Professional fees......................................................         27,968
Organizational expenses................................................         16,244
Trustees' fees and expenses............................................         11,972
Other..................................................................          4,766
                                                                             ---------

    TOTAL EXPENSES.....................................................      5,341,426
                                                                             ---------

    NET INVESTMENT LOSS................................................     (5,030,146)
                                                                             ---------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................      2,570,344
Net change in unrealized appreciation..................................     54,559,089
                                                                             ---------

    NET GAIN...........................................................     57,129,433
                                                                             ---------

NET INCREASE...........................................................    $52,099,287
                                                                             =========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                               FOR THE YEAR
                                                            FOR THE SIX           ENDED
                                                            MONTHS ENDED         JULY 31,
                                                          JANUARY 31, 1997         1996
      ------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................      $ (5,030,146)      $ (7,836,792)
Net realized gain.....................................         2,570,344         38,104,756
Net change in unrealized appreciation.................        54,559,089         16,813,336
                                                             -----------        -----------

    NET INCREASE......................................        52,099,287         47,081,300

Distributions from net realized gain..................       (28,286,327)       (22,643,391)
Net increase from transactions in shares of beneficial
 interest.............................................        25,681,466        144,702,568
                                                             -----------        -----------

    NET INCREASE......................................        49,494,426        169,140,477
NET ASSETS:
Beginning of period...................................       442,875,578        273,735,101
                                                             -----------        -----------

    END OF PERIOD
    (Including accumulated net investment losses of
    $5,058,494 and $28,348, respectively).............      $492,370,004       $442,875,578
                                                             ===========        ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost; and (5) the market value of foreign denominated portfolio securities is translated at the exchange rate prevailing at the end of the period.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited) continued

the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $162,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $17,093,930 at January 31, 1997.

The Distributor has informed the Fund that for the six months ended January 31, 1997, it received approximately $509,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1997 aggregated $159,976,549 and $155,061,958, respectively.

For the six months ended January 31, 1997, the Fund incurred brokerage commissions of $6,330 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $40,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,497. At January 31, 1997, the Fund had an accrued pension liability of $30,096 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                       FOR THE SIX
                                                                       MONTHS ENDED
                                                                     JANUARY 31, 1997
                                                               ----------------------------             FOR THE YEAR ENDED
                                                                                                           JULY 31, 1996
                                                                       (unaudited)                 -----------------------------
                                                                 SHARES          AMOUNT              SHARES           AMOUNT
                                                               ----------     -------------        -----------     -------------
Sold.......................................................     8,052,051     $ 126,429,499         26,005,478     $ 429,545,190
Reinvestment of distributions..............................     1,860,102        26,655,267          1,434,910        21,121,878
                                                                 --------       -----------          ---------       -----------
                                                                9,912,153       153,084,766         27,440,388       450,667,068
Repurchased................................................    (8,170,765)     (127,403,300)       (19,102,244)     (305,964,500)
                                                                 --------       -----------          ---------       -----------
Net increase...............................................     1,741,388     $  25,681,466          8,338,144     $ 144,702,568
                                                                 ========       ===========          =========       ===========

6. FEDERAL INCOME TAX STATUS

As of July 31, 1996, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER HEALTH SCIENCES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE SIX                FOR THE YEAR ENDED JULY 31
                                                              MONTHS ENDED             ------------------------------
                                                            JANUARY 31, 1997             1996                  1995
-------------------------------------------------------------------------------------------------------------------------
                                                              (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....................          $14.97                     $12.88                $ 9.32
                                                               ---------                      -----                 -----
Net investment loss.....................................           (0.16)                     (0.26)                (0.24)
Net realized and unrealized gain (loss).................            1.85                       3.44                  3.80
                                                               ---------                      -----                 -----
Total from investment operations........................            1.69                       3.18                  3.56
                                                               ---------                      -----                 -----
Less distributions from net realized gain...............           (0.95)                     (1.09)                   --
                                                               ---------                      -----                 -----
Net asset value, end of period..........................          $15.71                     $14.97                $12.88
                                                               =========                      =====                 =====
TOTAL INVESTMENT RETURN+................................           11.90%(1)                  24.84%                38.20%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................................            2.22%(2)                   2.20%                 2.30%
Net investment loss.....................................           (2.09)%(2)                 (2.03)%               (2.05)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................        $492,370                   $442,876              $273,735
Portfolio turnover rate.................................              33%(1)                   % 63                  %145
Average commission rate paid............................         $0.0547                    $0.0562                    --

                                                                                    FOR THE PERIOD
                                                              FOR THE YEAR         OCTOBER 30, 1992*
                                                                 ENDED                  THROUGH
                                                              JULY 31, 1994          JULY 31, 1993
-------------------------------------------------------------------------------------------------------------------------

                                                              (unaudited)

                                                            <
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....................            $ 9.22               $10.00
                                                                     -----            ---------
Net investment loss.....................................             (0.22)               (0.08)
Net realized and unrealized gain (loss).................              0.32                (0.70)
                                                                     -----            ---------
Total from investment operations........................              0.10                (0.78)
                                                                     -----            ---------
Less distributions from net realized gain...............                --                   --
                                                                     -----            ---------
Net asset value, end of period..........................            $ 9.32               $ 9.22
                                                                     =====            =========
TOTAL INVESTMENT RETURN+................................              1.08%               (7.80)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................................              2.30%                2.38%(2)
Net investment loss.....................................             (2.06)%              (1.38)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................          $228,573             $231,646
Portfolio turnover rate.................................               106%                  55%(1)
Average commission rate paid............................                --                   --

---------------------
 *  Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Ronald J. Worobel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER HEALTH SCIENCES TRUST

[PHOTO]

Semiannual Report
January 31, 1997